Supplement to the
           John Hancock Income Funds Prospectus dated October 1, 2004
            John Hancock Sector Funds Prospectus dated March 1, 2005
       John Hancock Tax-Free Income Funds Prospectus dated January 1, 2005
           John Hancock Small Cap Fund Prospectus dated March 1, 2005


Under the heading "Your Account" the following changes have been made:

HOW SALES CHARGES ARE CALCULATED

The second sentence in the "How Sales Charges are Calculated" section for Class A shares has been deleted and replaced with the following:

To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household.

SALES CHARGE REDUCTIONS AND WAIVERS

Under "Sales Charge Reductions and Waivers", the "Reinstatement privilege" section has been deleted and replaced with the following:

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, your account will be credited with the amount of the CDSC.

Waivers for certain investors

Under "Waivers for certain investors", the bullet below has been deleted:

o Individuals transferring assets from an employee benefit plan into a John Hancock fund and replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.
o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.


May 1, 2005

--------------------------------------------------- ---------------------------------------------------------
John Hancock Bond Fund                              John Hancock California Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Yield Fund                        John Hancock High Yield Municipal Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Income Fund                       John Hancock Massachusetts Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Strategic Income Fund                  John Hancock New York Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Government Income Fund                 John Hancock Tax-Free Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Investment Grade Bond Fund             John Hancock Money Market Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Financial Industries Fund              John Hancock Mid Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Real Estate Fund                       John Hancock Small Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Equity Fund                  John Hancock Regional Bank Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Focused Equity Fund                    John Hancock International Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Multi Cap Growth Fund                  John Hancock Technology Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Fund                         John Hancock Health Sciences Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Biotechnology Fund                     John Hancock U.S. Government Cash Reserve
--------------------------------------------------- ---------------------------------------------------------
John Hancock Growth Trends Fund
--------------------------------------------------- ---------------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


In the "Sales Compensation" section, the last paragraph has been deleted and replaced with the following:

Additional compensation. John Hancock Funds, at its expense, and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. John Hancock Funds may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

The first three paragraphs under the heading "Initial Sales Charge on Class A Shares" have been deleted and replaced with the following:

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Combination and Accumulation Privileges" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privileges" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by you, your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, the following bullet has been deleted:

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

And replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, a new section has been added as follows:

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", the "Combination Privilege" and "Accumulation Privilege" sections have been deleted and replaced with the following:

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Under the heading "Initial Sales Charges on Class A Shares", the "Letter of Intention" section has been deleted and replaced with the following:

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy the LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 (or $100,000 for Income or Tax-Free Income Funds) or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

Under the heading "Additional Services and Programs", the "Reinstatement or Reinvestment Privilege" section has been deleted and replaced with the following:

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Under the heading "ADDITIONAL SERVICES AND PROGRAMS", in the "Exchange Privilege" section, the first paragraph has been deleted and replaced with the following:

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.


May 1, 2005